EQUITY	12 Months Ended
Dec. 31, 2024
Equity [abstract]
EQUITY	EQUITY
Ordinary share capital

Authorized ordinary share capital consists of 69,759,702 authorized Class A shares with a par value of CHF 0.10, of which 68,858,888 are issued and outstanding as at 31 December 2024 (2023: 194), and 25,977,316 authorized Class B shares with a par value of CHF 0.01.
Treasury shares

After the spin-off, Sunrise acquired 1,000,000 class A common shares for CHF 100,000 from Liberty Global Ltd., with 99,186 of these shares being used to fulfill share-based compensation obligations.

Other reserves

This caption includes capital contributions from / distributions to related parties, share-based compensation related charges and distributions as well as Sunrise's accumulated losses.
During 2022, Sunrise received net capital contributions from Liberty Global Europe Holding BV of CHF 955.8 million. The capital contributions were used to (a) partially repay outstanding principal and interest on the UPCB Finance VII Euro Notes, the UPC Holding 3.875% Senior Notes, the UPC Holding 5.5% Senior Notes, and Facilities AX and AY of the Sunrise Holding Bank Facility and (b) settle associated derivative instruments. The residual amount is mainly related to distributions recognized in connection with the exercise or vesting of stock-based compensation incentive awards.
The capital charges in 2023 include distributions of CHF 50.9 million from a change in a service agreement related to technology and innovation services and a capital contribution of CHF 6.1 million related to the Dutch Sunrise Finco's current tax liability (see Note 19). The residual amount is mainly related to distributions recognized in connection with the exercise or vesting of stock-based compensation incentive awards.
The capital charges in 2024 are mainly related to the reorganization transactions due to the spin-off execution. Sunrise received capital contributions from Liberty Global Europe Holding BV of CHF 1,106.2 million. The capital contributions were used for partial repayment of Sunrise's external debt. Further contributions from LG of 25.1 million related to the Dutch Sunrise Finco's current tax liability (see Note 19). The residual amount is mainly related to distributions recognized in connection with the exercise or vesting of stock-based compensation incentive awards.

Currency translation reserve

The currency translation reserve is used to record cumulative translation differences on the net assets of foreign operations. The cumulative translation differences will be recycled to the consolidated statements of comprehensive income or loss upon disposal of the foreign operations.

Actuarial gains or losses from defined benefit plans

Actuarial gains or losses from defined benefit plans include the pension reserve.